Financial Instruments - Schedule of Sensitivity Test to Possible Changes in Exchange Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instrument [Line Items]
Income (loss) value
Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		(7)
Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		(18)
Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		18
Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		7
Cash and cash equivalents and deposits [Member]
Financial Instrument [Line Items]
Income (loss) value		48
Cash and cash equivalents and deposits [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		1
Cash and cash equivalents and deposits [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		2
Cash and cash equivalents and deposits [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		(2)
Cash and cash equivalents and deposits [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		(1)
Accounts payable [Member]
Financial Instrument [Line Items]
Income (loss) value		(153)
Accounts payable [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		(3)
Accounts payable [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		(8)
Accounts payable [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		8
Accounts payable [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		3
Other payables [Member]
Financial Instrument [Line Items]
Income (loss) value		(232)
Other payables [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		(5)
Other payables [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		(12)
Other payables [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		12
Other payables [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate		5
EURO [Member]
Financial Instrument [Line Items]
Income (loss) value
EURO [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	4	(11)
EURO [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	10	(24)
EURO [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(10)	24
EURO [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(4)	11
EURO [Member] | Cash and cash equivalents and deposits [Member]
Financial Instrument [Line Items]
Income (loss) value	423	550
EURO [Member] | Cash and cash equivalents and deposits [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	8	11
EURO [Member] | Cash and cash equivalents and deposits [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	21	28
EURO [Member] | Cash and cash equivalents and deposits [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(21)	(28)
EURO [Member] | Cash and cash equivalents and deposits [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(8)	(11)
EURO [Member] | Other current assets [Member]
Financial Instrument [Line Items]
Income (loss) value	704	660
EURO [Member] | Other current assets [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	14	13
EURO [Member] | Other current assets [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	35	33
EURO [Member] | Other current assets [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(35)	(33)
EURO [Member] | Other current assets [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(14)	(13)
EURO [Member] | Accounts payable [Member]
Financial Instrument [Line Items]
Income (loss) value	(60)	(225)
EURO [Member] | Accounts payable [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(1)	(5)
EURO [Member] | Accounts payable [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(3)	(11)
EURO [Member] | Accounts payable [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	3	11
EURO [Member] | Accounts payable [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	1	5
EURO [Member] | Other payables [Member]
Financial Instrument [Line Items]
Income (loss) value	(723)	(1,340)
EURO [Member] | Other payables [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(14)	(27)
EURO [Member] | Other payables [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(36)	(67)
EURO [Member] | Other payables [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	36	67
EURO [Member] | Other payables [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	14	27
EURO [Member] | Post-employment benefit liabilities [Member]
Financial Instrument [Line Items]
Income (loss) value	(140)	(141)
EURO [Member] | Post-employment benefit liabilities [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(3)	(3)
EURO [Member] | Post-employment benefit liabilities [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(7)	(7)
EURO [Member] | Post-employment benefit liabilities [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	7	7
EURO [Member] | Post-employment benefit liabilities [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	3	$ 3
NIS [Member]
Financial Instrument [Line Items]
Income (loss) value
NIS [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(2)
NIS [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(5)
NIS [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	5
NIS [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	2
NIS [Member] | Cash and cash equivalents and deposits [Member]
Financial Instrument [Line Items]
Income (loss) value	39
NIS [Member] | Cash and cash equivalents and deposits [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	1
NIS [Member] | Cash and cash equivalents and deposits [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	2
NIS [Member] | Cash and cash equivalents and deposits [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(2)
NIS [Member] | Cash and cash equivalents and deposits [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(1)
NIS [Member] | Accounts payable [Member]
Financial Instrument [Line Items]
Income (loss) value	(92)
NIS [Member] | Accounts payable [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(2)
NIS [Member] | Accounts payable [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(5)
NIS [Member] | Accounts payable [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	5
NIS [Member] | Accounts payable [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	2
NIS [Member] | Other payables [Member]
Financial Instrument [Line Items]
Income (loss) value	(50)
NIS [Member] | Other payables [Member] | Down 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(1)
NIS [Member] | Other payables [Member] | Down 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	(2)
NIS [Member] | Other payables [Member] | Up 5% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	2
NIS [Member] | Other payables [Member] | Up 2% [Member]
Financial Instrument [Line Items]
Income (loss) from change in exchange rate	$ 1